Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Area Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of geographical areas | Area	3
Number of operating segments | Segment	3
Revenues	$ 722,238,000	$ 643,190,000	$ 421,351,000
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	89.00%	91.00%	90.00%
EMEA Segment
Disclosure Of Operating Segments [Line Items]
Revenues	$ 345,509,000	$ 336,452,000	$ 267,691,000
Single External Customer
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer			10.00%
Revenues			$ 0
Single External Customer | Americas and Asia Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	14.00%	14.00%